INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Net Book Value of Investment Properties
17(a)    Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Other	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2022
Cost	403	515	5,018	91	11	6,038
Less: Accumulated depreciation	—	(385)	(397)	(5)	(1)	(788)
Net book value	403	130	4,621	86	10	5,250

As of December 31, 2021
Cost	418	716	5,366	98	—	6,598
Less: Accumulated depreciation	—	(516)	(270)	(3)	—	(789)
Net book value	418	200	5,096	95	—	5,809

Reconciliation of Net Book Value of Investment Properties
A reconciliation of the net book value of investment properties was as follow:

	2022	2021
	US$’000	US$’000
Net book value at January 1	5,809	6,378
Addition	12	—
Disposals	(30)	—
Depreciation (included in administrative expenses)	(176)	(196)
Exchange difference	(365)	(373)
Net book value at December 31	5,250	5,809

Amount Recognized in Profit or Loss Arising from Investment Properties
17(b)    The amount recognized in profit or loss arising from the investment properties

	2022	2021	2020
	US$’000	US$’000	US$’000
Rental income derived from investment properties	243	170	190
Direct operating expenses (including repairs and maintenance) generating rental income	(157)	(174)	(145)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(21)	(23)	—
Net profit (loss) arising from investment properties carried at cost	65	(27)	45

Fair Value of Investment Properties
17(c)    Measuring investment properties at fair value
The fair value of the investment properties are stated below:

	As of December 31,
	2022	2021
	US$’000	US$’000
Land not being used for operation	10,322	10,528
Office buildings for rent	1,995	2,444
Warehouse	5,291	5,658
Land leasehold right	158	173
Other	11	—